UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7162

Western Asset High Income Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY			10041
(Address of principal executive offices)			(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(888) 777-0102

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2010

ITEM 1.                                                     REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2010

Semi-Annual Report

Western Asset High Income Fund Inc.

(HIF)

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Western Asset High Income Fund Inc.

Fund objectives

The Fund seeks to maintain a high level of current income. As a secondary objective, the Fund seeks capital appreciation.

What’s inside

Letter from the chairman	II

Investment commentary	III

Fund at a glance	1

Schedule of investments	2

Statement of assets and liabilities	15

Statement of operations	16

Statements of changes in net assets	17

Financial highlights	18

Notes to financial statements	19

Additional shareholder information	26

Dividend reinvestment plan	27

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset High Income Fund Inc. for the six-month reporting period ended June 30, 2010.

Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period. Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/cef. Here you can gain immediate access to market and investment information, including:

•  Fund prices and performance,

•  Market insights and commentaries from our portfolio managers, and

•  A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 30, 2010

Western Asset High Income Fund Inc.	III

Investment commentary

Economic review

While the overall U.S. economy continued to expand over the six months ended June 30, 2010, several economic data points weakened toward the end of the reporting period. This, in combination with sovereign debt woes in Europe, caused investor sentiment to turn negative and had significant implications for the financial markets.

Looking back, the U.S. Department of Commerce reported that U.S. gross domestic product (“GDP”)i contracted four consecutive quarters, beginning in the third quarter of 2008 through the second quarter of 2009. Economic conditions then began to improve in the third quarter of 2009, as GDP growth was 1.6%. A variety of factors helped the economy to regain its footing, including the government’s $787 billion stimulus program. Economic growth then accelerated during the fourth quarter of 2009, as GDP growth was 5.0%. A slower drawdown in business inventories and renewed consumer spending were contributing factors spurring the economy’s higher growth rate. While the recovery continued during the first half of 2010, it did so at a more modest pace, as GDP growth was 3.7% during the first quarter of 2010 and an estimated 2.4% during the second quarter. The slower pace of growth in the second quarter was due, in part, to slower consumer spending, which rose an annualized 1.6% during the quarter, versus a 1.9% gain over the first three months of the year.

Even before GDP growth turned positive, there were signs that the economy was on the mend. The manufacturing sector, as measured by the Institute for Supply Management’s PMIii, rose to 52.8 in August 2009, the first time it surpassed 50 since January 2008 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). While June 2010’s PMI reading of 56.2 was lower than May’s reading of 59.7, manufacturing has now expanded eleven consecutive months according to PMI data. The manufacturing sector’s growth remained fairly broad-based with thirteen of the eighteen industries tracked by the Institute for Supply Management expanding during June.

After experiencing sharp job losses in 2009, the U.S. Department of Labor reported that over one million new positions were added during the first five months of 2010. Included in that total, however, were 700,000 temporary government jobs tied to the 2010 Census. In June, 225,000 of these temporary positions were eliminated, offsetting private sector growth and resulting in a net loss of 125,000 jobs for the month. However, the unemployment rate fell to 9.5% in June, versus 9.7% and 9.9% in May and April, respectively.

There was mixed news in the housing market during the period. According to the National Association of Realtors, existing home sales increased 7.0% and 8.0% in March and April, respectively, after sales had fallen for the period from December 2009 through February 2010. The rebound was largely attributed to people rushing to take advantage of the government’s $8,000 tax credit for first-time home buyers that expired at the end of April. However, with the end of the tax credit, existing home sales then declined 2.2% and 5.1% in May and June, respectively. In addition, the inventory of unsold homes increased 2.5% to 3.99 million in June. Looking at home prices, the S&P/Case-Shiller Home Price Indexiii indicated that month-to-month U.S. home prices rose 1.3% in May. This marked the second straight monthly increase following six consecutive months of declining prices.

Financial market overview

During the first half of the reporting period, the financial markets were largely characterized by healthy investor risk appetite and solid results by lower-quality bonds. However, the market experienced a sharp sell-off during the second half of the reporting period, during which risk aversion returned and investors flocked to the relative safety of U.S. Treasury securities.

Given certain pockets of weakness in the economy, including elevated unemployment in the U.S., the Federal Reserve Board (“Fed”)iv remained cautious. At its meeting in June 2010, the Fed said it “will maintain the target range for the federal funds ratev at 0 to 1/4 percent and continues to anticipate that economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

However, the Fed took several steps in reversing its accommodative monetary stance. On February 18, 2010, the Fed raised the discount rate, the interest rate it charges banks for temporary loans, from 1/2 to 3/4 percent. The Fed also concluded its $1.25 trillion mortgage securities purchase program at the end of the first quarter

IV	Western Asset High Income Fund Inc.

Investment commentary (cont’d)

of 2010. However, the Fed left the door open for future stimulus measures if needed. In the minutes of its June meeting that were released on July 14th (after the reporting period ended), the Fed said, “In addition to continuing to develop and test instruments to exit from the period of unusually accommodative monetary policy, the Committee would need to consider whether further policy stimulus might become appropriate if the outlook were to worsen appreciably.”

Fixed-income market review

Continuing the trend that began in the second quarter of 2009, nearly every spread sector (non-Treasury) outperformed equal-durationvi Treasuries during the first half of the reporting period. Over that time, investor confidence was high given encouraging economic data, continued low interest rates, benign inflation and rebounding corporate profits. However, robust investor appetite was replaced with heightened risk aversion toward the end of April and during the month of May. This was due to the escalating sovereign debt crisis in Europe, uncertainties regarding new financial reforms in the U.S. and some worse-than-expected economic data. Most spread sectors then produced positive absolute returns in June, as investor demand for these securities began to again increase.

Both short- and long-term Treasury yields fluctuated during the period but generally moved lower. When the period began, two- and ten-year Treasury yields were 1.14% and 3.85%, respectively. Two- and ten-year Treasury yields initially rose, reaching as high as 1.18% and 4.01%, respectively, in early April. Yields then largely declined amid the investor “flight to quality.” On June 30, 2010, two- and ten-year Treasury yields reached their lows for the reporting period: 0.61% and 2.97%, respectively. Over the six-month reporting period, the yield curvevii flattened, with longer-term Treasury yields declining more than their shorter-term counterparts. For the six months ended June 30, 2010, the Barclays Capital U.S. Aggregate Indexviii returned 5.33%.

While the high-yield bond market could not escape the negative impact of the investor flight to quality, it still was able to produce strong results during the reporting period. The asset class posted positive returns during each month except for May 2010 when risk aversion reached extremely elevated levels. The high-yield market was supported by better-than-expected corporate profits and overall strong investor demand. All told, the Barclays Capital U.S. High Yield — 2% Issuer Cap Indexix returned 4.45% for the six months ended June 30, 2010.

Emerging market debt prices rallied over the reporting period, also posting positive returns each month during the period except for May 2010. This impressive performance was triggered by strong economic growth in many emerging market countries, solid domestic demand and generally robust investor demand for the asset class. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)x returned 5.37% over the six months ended June 30, 2010.

Performance review

For the six months ended June 30, 2010, Western Asset High Income Fund Inc. returned 4.45% based on its net asset value (“NAV”)xi and 12.36% based on its New York Stock Exchange (“NYSE”) market price per share. The Fund’s unmanaged benchmarks, the Barclays Capital U.S. High Yield — 2% Issuer Cap Index and the EMBI Global, returned 4.45% and 5.37%, respectively, over the same time frame. The Lipper High Current Yield Closed-End Funds Category Averagexii returned 6.15% for the same period. Please note that Lipper performance returns are based on each fund’s NAV.

During this six-month period, the Fund made distributions to shareholders totaling $0.45 per share, which may have included a return of capital. The performance table shows the Fund’s six-month total return based on its NAV and market price as of June 30, 2010. Past performance is no guarantee of future results.

Performance Snapshot as of June 30, 2010 (unaudited)

Price Per Share	6-Month Total Return*

$9.02 (NAV)	4.45%
$9.88 (Market Price)	12.36%

All figures represent past performance and are not a guarantee of future results.

*            Total returns are based on changes in NAV or market price, respectively. Total returns assume the reinvestment of all distributions, including returns of capital, if any, in additional shares. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Western Asset High Income Fund Inc.	V

Looking for additional information?

The Fund is traded under the symbol “HIF” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available on-line under the symbol “XHIFX” on most financial websites. Barron’s and the Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.leggmason.com/cef.

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 30, 2010

RISKS: Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations and changes in political and economic conditions. These risks are magnified in emerging or developing markets. High-yield bonds involve greater credit and liquidity risks than investment grade bonds. As interest rates rise, bond prices fall, reducing the value of the fixed-income securities held by the Fund. The Fund may make significant investments in derivative instruments. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

All investments are subject to risk including the possible loss of principal. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

i                Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii             The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii          The S&P/Case-Shiller Home Price Index measures the residential housing market, tracking changes in the value of the residential real estate market in twenty metropolitan regions across the United States.

iv           The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

v              The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vi           Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

vii        The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

viii     The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ix           The Barclays Capital U.S. High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

x              The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xi           Net asset value (“NAV”) is calculated by subtracting total liabilities and outstanding preferred stock (if any) from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.

xii        Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 7 funds in the Fund’s Lipper category.

Western Asset High Income Fund Inc. 2010 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†             The bar graph above represents the composition of the Fund’s investments as of June 30, 2010 and December 31, 2009 and does not include derivatives. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡             Represents less than 0.1%

2	Western Asset High Income Fund Inc. 2010 Semi-Annual Report

Schedule of investments (unaudited)

June 30, 2010

Western Asset High Income Fund Inc.

Security	Rate	Maturity Date	Face Amount†		Value
Corporate Bonds & Notes — 87.7%
Consumer Discretionary — 17.0%
Auto Components — 0.5%
Cooper-Standard Automotive Inc., Senior Notes	8.500%	5/1/18	90,000		$91,125	(a)
Hertz Holdings Netherlands BV, Senior Secured Bonds	8.500%	7/31/15	100,000	EUR	122,132	(a)
Total Auto Components					213,257
Automobiles — 0.6%
Motors Liquidation Co., Senior Debentures	8.375%	7/15/33	445,000		144,625	(b)
Motors Liquidation Co., Senior Notes	7.200%	1/15/11	440,000		135,300	(b)
Total Automobiles					279,925
Diversified Consumer Services — 0.7%
Service Corp. International, Senior Notes	7.500%	4/1/27	60,000		53,400
Sotheby’s, Senior Notes	7.750%	6/15/15	100,000		100,500
Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings, Senior Notes	10.250%	12/1/17	195,000		198,900	(a)
Total Diversified Consumer Services					352,800
Hotels, Restaurants & Leisure — 7.0%
Ameristar Casinos Inc., Senior Notes	9.250%	6/1/14	125,000		131,562
Boyd Gaming Corp., Senior Subordinated Notes	7.125%	2/1/16	40,000		33,100
Downstream Development Quapaw, Senior Notes	12.000%	10/15/15	165,000		155,925	(a)
El Pollo Loco Inc., Senior Notes	11.750%	11/15/13	285,000		222,300
El Pollo Loco Inc., Senior Secured Notes	11.750%	12/1/12	85,000		85,425
Harrah’s Operating Co. Inc., Senior Bonds	5.625%	6/1/15	211,000		140,842
Harrah’s Operating Co. Inc., Senior Notes	10.750%	2/1/16	229,000		183,772
Harrah’s Operating Co. Inc., Senior Secured Notes	10.000%	12/15/15	146,000		134,685
Harrah’s Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	355,000		375,412
Indianapolis Downs LLC & Capital Corp., Senior Secured Notes	11.000%	11/1/12	120,000		95,250	(a)
Inn of the Mountain Gods Resort & Casino, Senior Notes	12.000%	11/15/10	380,000		186,200	(b)(c)
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	95,000		98,800
MGM MIRAGE Inc., Notes	6.750%	9/1/12	260,000		243,100
MGM MIRAGE Inc., Senior Notes	8.500%	9/15/10	5,000		5,013
MGM MIRAGE Inc., Senior Notes	6.750%	4/1/13	260,000		233,350
MGM Resorts International, Senior Secured Notes	10.375%	5/15/14	15,000		16,388
MGM Resorts International, Senior Secured Notes	11.125%	11/15/17	40,000		44,300
Mohegan Tribal Gaming Authority, Senior Notes	6.125%	2/15/13	50,000		40,750
Mohegan Tribal Gaming Authority, Senior Secured Notes	11.500%	11/1/17	230,000		228,850	(a)
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	8.000%	4/1/12	30,000		26,325
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	180,000		189,000
Penn National Gaming Inc., Senior Subordinated Notes	8.750%	8/15/19	40,000		41,300
Pinnacle Entertainment Inc., Senior Notes	8.625%	8/1/17	125,000		129,375	(a)
Pinnacle Entertainment Inc., Senior Subordinated Notes	7.500%	6/15/15	30,000		28,275
Pinnacle Entertainment Inc., Senior Subordinated Notes	8.750%	5/15/20	20,000		18,625	(a)
Sbarro Inc., Senior Notes	10.375%	2/1/15	95,000		75,525
Snoqualmie Entertainment Authority, Senior Secured Notes	4.136%	2/1/14	90,000		72,225	(a)(d)
Snoqualmie Entertainment Authority, Senior Secured Notes	9.125%	2/1/15	15,000		12,638	(a)

See Notes to Financial Statements.

Western Asset High Income Fund Inc. 2010 Semi-Annual Report	3

Western Asset High Income Fund Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Station Casinos Inc., Senior Notes	6.000%	4/1/12	215,000	$13,841	(b)(c)
Station Casinos Inc., Senior Notes	7.750%	8/15/16	90,000	6,131	(b)(c)
Station Casinos Inc., Senior Subordinated Notes	6.500%	2/1/14	175,000	2,188	(b)(c)
Station Casinos Inc., Senior Subordinated Notes	6.625%	3/15/18	20,000	115	(b)(c)
Total Hotels, Restaurants & Leisure				3,270,587
Household Durables — 0.1%
American Greetings Corp., Senior Notes	7.375%	6/1/16	45,000	45,112
American Greetings Corp., Senior Notes	7.375%	6/1/16	5,000	5,013
Total Household Durables				50,125
Internet & Catalog Retail — 0.7%
Netflix Inc., Senior Notes	8.500%	11/15/17	130,000	135,850
QVC Inc., Senior Secured Notes	7.375%	10/15/20	195,000	190,612	(a)
Total Internet & Catalog Retail				326,462
Media — 5.1%
Allbritton Communications Co., Senior Notes	8.000%	5/15/18	50,000	49,750	(a)
Cablevision Systems Corp., Senior Notes	7.750%	4/15/18	70,000	70,350	(a)
Cablevision Systems Corp., Senior Notes	8.000%	4/15/20	20,000	20,350	(a)
CCH II LLC/CCH II Capital Corp., Senior Notes	13.500%	11/30/16	64,850	75,875
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.875%	4/30/18	210,000	212,100	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	8.125%	4/30/20	160,000	164,400	(a)
Cengage Learning Acquisitions Inc., Senior Notes	10.500%	1/15/15	110,000	102,850	(a)
Cengage Learning Acquisitions Inc., Senior Subordinated Notes	13.250%	7/15/15	90,000	84,150	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes	10.875%	9/15/14	290,000	323,350	(a)
CSC Holdings Inc., Senior Debentures	7.875%	2/15/18	230,000	235,750
DISH DBS Corp., Senior Notes	6.625%	10/1/14	20,000	20,050
DISH DBS Corp., Senior Notes	7.750%	5/31/15	70,000	72,450
DISH DBS Corp., Senior Notes	7.875%	9/1/19	115,000	120,175
Globo Communicacoes e Participacoes SA, Bonds	7.250%	4/26/22	140,000	146,300	(a)
NET Servicos de Comunicacao SA, Bonds	7.500%	1/27/20	100,000	105,000	(a)
Nielsen Finance LLC/Nielsen Finance Co., Senior Subordinated Notes, step bond	0.000%	8/1/16	300,000	287,250
Univision Communications Inc., Senior Secured Notes	12.000%	7/1/14	95,000	102,362	(a)
UPC Holding BV, Senior Notes	9.875%	4/15/18	65,000	65,650	(a)
Virgin Media Finance PLC, Senior Bonds	9.500%	8/15/16	20,000	21,225
Virgin Media Finance PLC, Senior Notes	9.125%	8/15/16	90,000	93,600
Total Media				2,372,987
Multiline Retail — 0.6%
Neiman Marcus Group Inc., Senior Notes	9.000%	10/15/15	170,000	171,275	(e)
Neiman Marcus Group Inc., Senior Secured Notes	7.125%	6/1/28	115,000	104,075
Total Multiline Retail				275,350
Specialty Retail — 1.0%
Michaels Stores Inc., Senior Subordinated Bonds	11.375%	11/1/16	110,000	114,950
Michaels Stores Inc., Senior Subordinated Notes, step bond	0.000%	11/1/16	380,000	340,100
Total Specialty Retail				455,050

See Notes to Financial Statements.

4	Western Asset High Income Fund Inc. 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Western Asset High Income Fund Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Textiles, Apparel & Luxury Goods — 0.7%
Oxford Industries Inc., Senior Secured Notes	11.375%	7/15/15	245,000	$270,725
Phillips-Van Heusen Corp., Senior Notes	7.375%	5/15/20	80,000	81,100
Total Textiles, Apparel & Luxury Goods				351,825
Total Consumer Discretionary				7,948,368
Consumer Staples — 1.7%
Food Products — 0.7%
Bumble Bee Foods LLC, Senior Secured Notes	7.750%	12/15/15	160,000	161,400	(a)
Michael Foods Inc., Senior Notes	9.750%	7/15/18	90,000	92,925	(a)
Smithfield Foods Inc., Senior Secured Notes	10.000%	7/15/14	60,000	66,750	(a)
Total Food Products				321,075
Household Products — 0.4%
American Achievement Corp., Senior Subordinated Notes	8.250%	4/1/12	55,000	54,863	(a)
Spectrum Brands Holdings Inc., Senior Secured Notes	9.500%	6/15/18	140,000	144,550	(a)
Total Household Products				199,413
Tobacco — 0.6%
Alliance One International Inc., Senior Notes	10.000%	7/15/16	240,000	245,400	(a)
Alliance One International Inc., Senior Notes	10.000%	7/15/16	40,000	40,900	(a)
Total Tobacco				286,300
Total Consumer Staples				806,788
Energy — 11.8%
Energy Equipment & Services — 1.9%
Basic Energy Services Inc., Senior Secured Notes	11.625%	8/1/14	165,000	178,200
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	110,000	108,075
GulfMark Offshore Inc., Senior Subordinated Notes	7.750%	7/15/14	160,000	152,800
Hercules Offshore LLC, Senior Secured Notes	10.500%	10/15/17	85,000	75,863	(a)
Key Energy Services Inc., Senior Notes	8.375%	12/1/14	190,000	189,762
Parker Drilling Co., Senior Notes	9.125%	4/1/18	140,000	133,700	(a)
Transocean Inc, Senior Notes	6.625%	4/15/11	50,000	48,815
Total Energy Equipment & Services				887,215
Oil, Gas & Consumable Fuels — 9.9%
Atlas Pipeline Partners LP, Senior Notes	8.750%	6/15/18	30,000	28,050
Belden & Blake Corp., Secured Notes	8.750%	7/15/12	365,000	342,187
Berry Petroleum Co., Senior Notes	10.250%	6/1/14	110,000	118,800
Chesapeake Energy Corp., Senior Notes	6.625%	1/15/16	95,000	97,019
Compagnie Generale de Geophysique SA, Senior Notes	7.500%	5/15/15	55,000	52,663
Compagnie Generale de Geophysique-Veritas, Senior Notes	9.500%	5/15/16	160,000	163,200
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	180,000	188,550	(a)
Corral Petroleum Holdings AB, Senior Bonds	2.000%	9/18/11	245,352	226,951	(a)(d)
Crosstex Energy LP/Crosstex Energy Finance Corp., Senior Notes	8.875%	2/15/18	90,000	90,338
Denbury Resources Inc., Senior Subordinated Notes	8.250%	2/15/20	128,000	134,400
El Paso Corp., Medium-Term Notes	7.800%	8/1/31	75,000	74,498
El Paso Corp., Notes	7.875%	6/15/12	200,000	210,984
Enterprise Products Operating LLP, Junior Subordinated Notes	8.375%	8/1/66	120,000	119,990	(d)
Enterprise Products Operating LLP, Subordinated Notes	7.034%	1/15/68	75,000	69,098	(d)

See Notes to Financial Statements.

Western Asset High Income Fund Inc. 2010 Semi-Annual Report	5

Western Asset High Income Fund Inc.

Security	Rate	Maturity Date	Face Amount†		Value
Oil, Gas & Consumable Fuels — continued
Griffin Coal Mining Co. Pty Ltd., Senior Notes	9.500%	12/1/16	10,000		$ 6,163	(a)(b)
International Coal Group Inc., Senior Secured Notes	9.125%	4/1/18	20,000		20,100
KazMunaiGaz Finance Sub BV, Senior Notes	8.375%	7/2/13	100,000		107,750	(a)
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	8.625%	4/15/20	100,000		102,875	(a)
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	140,000		142,800	(a)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	8.750%	4/15/18	45,000		45,675
Murray Energy Corp., Senior Secured Notes	10.250%	10/15/15	205,000		205,000	(a)
OPTI Canada Inc., Senior Secured Notes	9.000%	12/15/12	100,000		101,500	(a)
OPTI Canada Inc., Senior Secured Notes	8.250%	12/15/14	130,000		113,750
Overseas Shipholding Group Inc., Senior Notes	8.125%	3/30/18	140,000		138,250
Peabody Energy Corp., Senior Notes	7.375%	11/1/16	130,000		136,012
Peabody Energy Corp., Senior Notes	7.875%	11/1/26	40,000		42,200
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., Senior Notes	8.250%	4/15/18	90,000		88,875
Petrobras International Finance Co., Senior Notes	6.875%	1/20/40	55,000		55,725
Petrohawk Energy Corp., Senior Notes	9.125%	7/15/13	85,000		89,038
Petroplus Finance Ltd., Senior Notes	6.750%	5/1/14	75,000		65,625	(a)
Petroplus Finance Ltd., Senior Notes	7.000%	5/1/17	60,000		49,200	(a)
Plains Exploration & Production Co., Senior Notes	10.000%	3/1/16	130,000		139,750
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	115,000		117,012
Quicksilver Resources Inc., Senior Notes	11.750%	1/1/16	155,000		171,662
SandRidge Energy Inc., Senior Toggle Notes	8.625%	4/1/15	450,000		439,312	(e)
Stone Energy Corp., Senior Notes	8.625%	2/1/17	90,000		81,450
Teekay Corp., Senior Notes	8.500%	1/15/20	220,000		220,000
Whiting Petroleum Corp., Senior Subordinated Notes	7.000%	2/1/14	10,000		10,250
Williams Partners LP, Senior Notes	5.250%	3/15/20	10,000		10,245	(a)
Total Oil, Gas & Consumable Fuels					4,616,947
Total Energy					5,504,162
Financials — 15.3%
Capital Markets — 0.3%
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	110,000		108,169
Lehman Brothers Holdings Inc., Medium-Term Notes, Senior Notes	5.250%	2/6/12	140,000		28,350	(b)
Total Capital Markets					136,519
Commercial Banks — 3.5%
BAC Capital Trust VI, Capital Securities, Junior Subordinated Notes	5.625%	3/8/35	140,000		118,301
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/14	104,771		99,271
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/15	44,771		41,525
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/16	134,619		123,513
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/17	444,468		402,244
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	100,000		95,000	(a)(d)(f)
HSBC Bank PLC, Credit-Linked Notes (Russian Agricultural Bank)	8.900%	12/20/10	1,224,000	RUB	29,569	(a)
ICICI Bank Ltd., Subordinated Bonds	6.375%	4/30/22	140,000		129,147	(a)(d)

See Notes to Financial Statements.

6	Western Asset High Income Fund Inc. 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Western Asset High Income Fund Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Commercial Banks — continued
NB Capital Trust II, Junior Subordinated Notes	7.830%	12/15/26	140,000	$135,450
NB Capital Trust IV, Junior Subordinated Notes	8.250%	4/15/27	90,000	88,425
RSHB Capital, Loan Participation Notes, Senior Secured Bonds	6.299%	5/15/17	140,000	139,650	(a)
RSHB Capital, Loan Participation Notes, Senior Secured Notes	7.175%	5/16/13	70,000	74,112	(a)
RSHB Capital, Loan Participation Notes, Senior Secured Notes	9.000%	6/11/14	150,000	169,125	(a)
Total Commercial Banks				1,645,332
Consumer Finance — 4.5%
FMG Finance Pty Ltd., Senior Secured Notes	10.625%	9/1/16	125,000	138,125	(a)
Ford Motor Credit Co., LLC, Senior Notes	9.875%	8/10/11	190,000	199,978
Ford Motor Credit Co., LLC, Senior Notes	7.500%	8/1/12	105,000	107,421
Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	525,000	608,311
GMAC Inc., Senior Notes	7.500%	12/31/13	30,000	30,225
GMAC Inc., Senior Notes	8.300%	2/12/15	30,000	30,450	(a)
GMAC Inc., Senior Notes	8.000%	3/15/20	160,000	156,800	(a)
GMAC LLC, Debentures	0.000%	6/15/15	410,000	258,300
GMAC LLC, Senior Bonds	0.000%	12/1/12	160,000	134,376
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	145,000	133,994
SLM Corp., Senior Notes	8.000%	3/25/20	370,000	325,450
Total Consumer Finance				2,123,430
Diversified Financial Services — 5.3%
AES Red Oak LLC, Secured Notes	9.200%	11/30/29	280,000	273,000
Astoria Depositor Corp., Pass-Through Certificates	8.144%	5/1/21	150,000	148,500	(a)
Bank of America Corp., Notes, Preferred Securities	8.000%	1/30/18	15,000	14,509	(d)(f)
Bankrate Inc., Senior Secured Notes	11.750%	7/15/15	70,000	69,825	(a)
Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities	10.250%	8/15/39	110,000	116,738
CCM Merger Inc., Notes	8.000%	8/1/13	220,000	202,400	(a)
Countrywide Capital III, Junior Subordinated Notes	8.050%	6/15/27	30,000	29,843
Express LLC/Express Finance Corp., Senior Notes	8.750%	3/1/18	130,000	132,925	(a)
Fresenius U.S. Finance II Inc., Senior Notes	9.000%	7/15/15	140,000	152,425	(a)
International Lease Finance Corp., Medium-Term Notes	6.375%	3/25/13	220,000	207,350
International Lease Finance Corp., Medium-Term Notes, Senior Notes	5.625%	9/20/13	210,000	190,575
International Lease Finance Corp., Notes	5.875%	5/1/13	50,000	46,375
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	90,000	85,500	(a)
LBI Escrow Corp., Senior Secured Notes	8.000%	11/1/17	165,000	170,362	(a)
Leucadia National Corp., Senior Notes	8.125%	9/15/15	120,000	123,600
MBNA Capital A, Junior Subordinated Notes	8.278%	12/1/26	130,000	127,725
Midwest Gaming Borrower LLC/Midwest Finance Corp., Senior Secured Notes	11.625%	4/15/16	50,000	49,375	(a)
TNK-BP Finance SA, Senior Notes	7.500%	7/18/16	210,000	218,400	(a)
Vanguard Health Holdings Co., II LLC, Senior Notes	8.000%	2/1/18	130,000	125,450
Total Diversified Financial Services				2,484,877
Insurance — 0.3%
American International Group Inc., Senior Notes	8.250%	8/15/18	100,000	101,750
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	60,000	57,900	(a)
Total Insurance				159,650

See Notes to Financial Statements.

Western Asset High Income Fund Inc. 2010 Semi-Annual Report	7

Western Asset High Income Fund Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Real Estate Investment Trusts (REITs) — 0.2%
Entertainment Properties Trust, Senior Notes	7.750%	7/15/20	50,000	$50,375	(a)
Host Hotels & Resorts, LP, Senior Notes	6.375%	3/15/15	20,000	19,700
Total Real Estate Investment Trusts (REITs)				70,075
Real Estate Management & Development — 1.2%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, step bond	0.000%	6/30/15	54,600	31,941	(a)(c)
Realogy Corp., Senior Notes	10.500%	4/15/14	590,000	502,975
Realogy Corp., Senior Toggle Notes	11.000%	4/15/14	19,529	16,404	(e)
Total Real Estate Management & Development				551,320
Total Financials				7,171,203
Health Care — 5.0%
Health Care Equipment & Supplies — 0.5%
Biomet Inc., Senior Notes	10.000%	10/15/17	110,000	118,800
Biomet Inc., Senior Notes	11.625%	10/15/17	40,000	43,500
Biomet Inc., Senior Toggle Notes	10.375%	10/15/17	50,000	54,000	(e)
Total Health Care Equipment & Supplies				216,300
Health Care Providers & Services — 4.5%
American Renal Holdings, Senior Secured Notes	8.375%	5/15/18	110,000	109,450	(a)
Capella Healthcare Inc., Senior Notes	9.250%	7/1/17	50,000	50,625	(a)
CRC Health Corp., Senior Subordinated Notes	10.750%	2/1/16	345,000	319,125
HCA Inc., Senior Notes	6.300%	10/1/12	275,000	275,000
HCA Inc., Senior Notes	6.250%	2/15/13	5,000	4,938
HCA Inc., Senior Secured Notes	9.625%	11/15/16	6,000	6,435	(e)
HCA Inc., Senior Secured Notes	7.875%	2/15/20	275,000	284,281
Omnicare Inc., Senior Subordinated Notes	7.750%	6/1/20	80,000	82,000
Tenet Healthcare Corp., Senior Notes	10.000%	5/1/18	240,000	266,400	(a)
Universal Hospital Services Inc., Senior Secured Notes	4.134%	6/1/15	50,000	42,250	(d)
Universal Hospital Services Inc., Senior Secured Notes	8.500%	6/1/15	190,000	188,100	(e)
US Oncology Holdings Inc., Senior Notes	6.643%	3/15/12	339,000	316,965	(d)(e)
US Oncology Inc., Senior Secured Notes	9.125%	8/15/17	180,000	185,850
Total Health Care Providers & Services				2,131,419
Total Health Care				2,347,719
Industrials — 10.4%
Aerospace & Defense — 1.6%
DynCorp International Inc., Senior Notes	10.375%	7/1/17	80,000	80,600	(a)
Freedom Group Inc., Senior Secured Notes	10.250%	8/1/15	190,000	198,550	(a)
Kratos Defense & Security Solutions Inc., Senior Secured Notes	10.000%	6/1/17	100,000	102,000	(a)
Triumph Group Inc., Senior Notes	8.625%	7/15/18	150,000	153,750	(a)
Wyle Services Corp., Senior Subordinated Notes	10.500%	4/1/18	205,000	205,000	(a)
Total Aerospace & Defense				739,900
Airlines — 2.5%
Continental Airlines Inc., Pass-Through Certificates, Subordinated Secured Notes	8.312%	4/2/11	47,099	46,864
Continental Airlines Inc., Pass-Through Certificates, Subordinated Secured Notes	7.339%	4/19/14	252,246	241,525
Continental Airlines Inc., Pass-Through Certificates	9.250%	5/10/17	15,000	15,525

See Notes to Financial Statements.

8	Western Asset High Income Fund Inc. 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Western Asset High Income Fund Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Airlines — continued
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	500,000	$497,500	(a)
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	57,014	59,295
Delta Air Lines Inc., Senior Secured Notes	9.500%	9/15/14	65,000	68,575	(a)
United Air Lines Inc., Senior Secured Notes	9.875%	8/1/13	210,000	216,300	(a)
Total Airlines				1,145,584
Building Products — 0.8%
GTL Trade Finance Inc., Senior Notes	7.250%	10/20/17	139,000	147,688	(a)
GTL Trade Finance Inc., Senior Notes	7.250%	10/20/17	130,000	138,125	(a)
Rearden G Holdings EINS GmbH, Senior Notes	7.875%	3/30/20	100,000	101,500	(a)
Total Building Products				387,313
Commercial Services & Supplies — 1.6%
ACCO Brands Corp., Senior Secured Notes	10.625%	3/15/15	160,000	174,400
Altegrity Inc., Senior Subordinated Notes	11.750%	5/1/16	260,000	237,250	(a)
Garda World Security Corp., Senior Notes	9.750%	3/15/17	70,000	71,400	(a)
Geo Group Inc., Senior Notes	7.750%	10/15/17	155,000	156,937	(a)
RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Secured Notes	10.000%	7/15/17	85,000	91,588	(a)
Total Commercial Services & Supplies				731,575
Construction & Engineering — 0.2%
Odebrecht Finance Ltd., Senior Notes	7.500%	10/18/17	100,000	105,000	(a)
Electrical Equipment — 0.3%
NES Rentals Holdings Inc., Senior Secured Notes	12.250%	4/15/15	130,000	111,800	(a)
Machinery — 0.1%
Case New Holland Inc., Senior Notes	7.750%	9/1/13	60,000	61,650	(c)
Marine — 0.5%
Trico Shipping AS, Senior Secured Notes	13.875%	11/1/14	250,000	241,250	(a)
Road & Rail — 1.9%
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	211,000	253,200
Kansas City Southern de Mexico, Senior Notes	8.000%	2/1/18	380,000	395,200	(a)
Kansas City Southern Railway, Senior Notes	13.000%	12/15/13	20,000	24,100
RailAmerica Inc., Senior Secured Notes	9.250%	7/1/17	213,000	224,182
Total Road & Rail				896,682
Trading Companies & Distributors — 0.6%
Ashtead Capital Inc., Notes	9.000%	8/15/16	100,000	98,500	(a)
Ashtead Holdings PLC, Senior Secured Notes	8.625%	8/1/15	90,000	89,550	(a)
H&E Equipment Services Inc., Senior Notes	8.375%	7/15/16	80,000	75,600
Total Trading Companies & Distributors				263,650
Transportation — 0.3%
Syncreon Global Ireland Ltd./Syncreon Global Finance US Inc., Senior Notes	9.500%	5/1/18	160,000	155,200	(a)
Total Industrials				4,839,604
Information Technology — 3.0%
Communications Equipment — 0.4%
Lucent Technologies Inc., Debentures	6.450%	3/15/29	285,000	189,525

See Notes to Financial Statements.

Western Asset High Income Fund Inc. 2010 Semi-Annual Report	9

Western Asset High Income Fund Inc.

Security	Rate	Maturity Date	Face Amount†		Value
Electronic Equipment, Instruments & Components — 0.9%
Jabil Circuit Inc., Senior Notes	8.250%	3/15/18	10,000		$10,650
KEMET Corp., Senior Secured Notes	10.500%	5/1/18	160,000		159,200	(a)
NXP BV/NXP Funding LLC, Senior Secured Notes	7.875%	10/15/14	280,000		258,300
Total Electronic Equipment, Instruments & Components					428,150
IT Services — 1.2%
Ceridian Corp., Senior Notes	12.250%	11/15/15	143,775		130,116	(e)
First Data Corp., Senior Notes	9.875%	9/24/15	60,000		45,900
First Data Corp., Senior Notes	10.550%	9/24/15	395,298		291,532	(e)
GXS Worldwide Inc., Senior Secured Notes	9.750%	6/15/15	70,000		67,200	(a)
Total IT Services					534,748
Semiconductors & Semiconductor Equipment — 0.3%
Freescale Semiconductor Inc., Senior Secured Notes	9.250%	4/15/18	50,000		49,625	(a)
Freescale Semiconductor Inc., Senior Subordinated Notes	10.125%	12/15/16	30,000		24,150
Freescale Semiconductor Inc., Senior Toggle Notes	9.125%	12/15/14	57,776		51,999	(e)
Total Semiconductors & Semiconductor Equipment					125,774
Software — 0.2%
Aspect Software Inc., Senior Secured Notes	10.625%	5/15/17	105,000		105,525	(a)
Total Information Technology					1,383,722
Materials — 8.4%
Chemicals — 2.0%
Ashland Inc., Senior Notes	9.125%	6/1/17	265,000		291,500	(a)
CF Industries Inc., Senior Notes	6.875%	5/1/18	20,000		20,400
CF Industries Inc., Senior Notes	7.125%	5/1/20	80,000		82,200
Georgia Gulf Corp., Senior Secured Notes	9.000%	1/15/17	110,000		112,200	(a)
Ineos Finance PLC, Senior Secured Notes	9.000%	5/15/15	100,000		100,250	(a)
Kerling PLC, Senior Secured Notes	10.625%	1/28/17	93,000	EUR	115,290	(a)
Solutia Inc., Senior Notes	8.750%	11/1/17	95,000		99,275
Solutia Inc., Senior Notes	7.875%	3/15/20	120,000		120,300
Total Chemicals					941,415
Containers & Packaging — 1.3%
Ball Corp., Senior Notes	6.625%	3/15/18	30,000		30,150
Berry Plastics Corp., Senior Secured Notes	9.500%	5/15/18	230,000		211,600	(a)
Graham Packaging Co. L.P., Senior Subordinated Notes	9.875%	10/15/14	30,000		30,825
Radnor Holdings Inc., Senior Notes	11.000%	3/15/11	100,000		0	(b)(c)(g)
Solo Cup Co., Senior Secured Notes	10.500%	11/1/13	135,000		140,231
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	190,000		191,900	(a)
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	20,000		20,200	(a)
Total Containers & Packaging					624,906
Metals & Mining — 2.2%
Evraz Group SA, Notes	8.875%	4/24/13	100,000		103,100	(a)
Evraz Group SA, Notes	9.500%	4/24/18	100,000		100,950	(a)
Metals USA Inc., Senior Secured Notes	11.125%	12/1/15	370,000		390,350
Ryerson Holding Corp., Senior Discount Notes	0.000%	2/1/15	280,000		137,200	(a)
Vale Overseas Ltd., Notes	8.250%	1/17/34	62,000		73,081

See Notes to Financial Statements.

10	Western Asset High Income Fund Inc. 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Western Asset High Income Fund Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Metals & Mining — continued
Vale Overseas Ltd., Notes	6.875%	11/21/36	100,000	$104,501
Vedanta Resources PLC, Senior Notes	8.750%	1/15/14	100,000	105,500	(a)
Total Metals & Mining				1,014,682
Paper & Forest Products — 2.9%
Abitibi-Consolidated Co. of Canada, Senior Secured Notes	13.750%	4/1/11	105,491	104,228	(a)(b)
Appleton Papers Inc., Senior Secured Notes	11.250%	12/15/15	346,000	295,830	(a)
Georgia-Pacific LLC, Senior Notes	8.250%	5/1/16	170,000	182,113	(a)
NewPage Corp., Senior Secured Notes	11.375%	12/31/14	220,000	200,750
Smurfit Capital Funding PLC, Debentures	7.500%	11/20/25	200,000	178,500
Verso Paper Holdings LLC, Senior Subordinated Notes	11.375%	8/1/16	80,000	68,600
Verso Paper Holdings LLC, Senior Secured Notes	11.500%	7/1/14	225,000	243,562
Verso Paper Holdings LLC, Senior Secured Notes	9.125%	8/1/14	80,000	76,800
Total Paper & Forest Products				1,350,383
Total Materials				3,931,386
Telecommunication Services — 10.1%
Diversified Telecommunication Services — 5.7%
Axtel SAB de CV, Senior Notes	7.625%	2/1/17	250,000	222,500	(a)
Axtel SAB de CV, Senior Notes	9.000%	9/22/19	8,000	7,160	(a)
CC Holdings GS V LLC, Senior Secured Notes	7.750%	5/1/17	90,000	95,625	(a)
Cincinnati Bell Telephone Co., Senior Debentures	6.300%	12/1/28	25,000	17,375
Hawaiian Telcom Communications Inc., Senior Subordinated Notes	12.500%	5/1/15	110,000	11	(b)(c)
Inmarsat Finance PLC, Senior Notes	7.375%	12/1/17	200,000	205,500	(a)
Intelsat Intermediate Holding Co., Ltd., Senior Discount Notes	9.500%	2/1/15	40,000	40,900
Intelsat Jackson Holdings Ltd., Senior Notes	9.500%	6/15/16	325,000	342,875
Intelsat Jackson Holdings Ltd., Senior Notes	11.250%	6/15/16	90,000	96,300
Intelsat Jackson Holdings Ltd., Senior Notes	11.500%	6/15/16	430,000	457,950
Level 3 Financing Inc., Senior Notes	9.250%	11/1/14	80,000	73,000
Level 3 Financing Inc., Senior Notes	10.000%	2/1/18	100,000	89,000	(a)
Qwest Communications International Inc., Senior Notes	8.000%	10/1/15	20,000	20,650	(a)
TW Telecom Holdings Inc., Senior Notes	8.000%	3/1/18	170,000	174,250	(a)
UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes	8.250%	5/23/16	130,000	134,225	(a)
Valor Telecommunications Enterprises LLC/Finance Corp., Senior Notes	7.750%	2/15/15	100,000	102,060
Vimpel Communications, Loan Participation Notes	8.375%	4/30/13	100,000	106,300	(a)
Wind Acquisition Holdings Finance SpA, Senior Notes	12.250%	7/15/17	280,000	256,200	(a)(e)
Windstream Corp., Senior Notes	8.625%	8/1/16	240,000	243,000
Total Diversified Telecommunication Services				2,684,881
Wireless Telecommunication Services — 4.4%
Cricket Communications Inc., Senior Secured Notes	7.750%	5/15/16	200,000	205,000
Sprint Capital Corp., Global Notes	6.900%	5/1/19	160,000	145,600
Sprint Capital Corp., Senior Notes	8.375%	3/15/12	385,000	405,694
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	150,000	125,250
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	610,000	585,600

See Notes to Financial Statements.

Western Asset High Income Fund Inc. 2010 Semi-Annual Report	11

Western Asset High Income Fund Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
True Move Co., Ltd., Notes	10.750%	12/16/13	595,000	$ 587,562	(a)
Total Wireless Telecommunication Services				2,054,706
Total Telecommunication Services				4,739,587
Utilities — 5.0%
Electric Utilities — 1.5%
EEB International Ltd., Senior Bonds	8.750%	10/31/14	100,000	110,750	(a)
Reliant Energy Mid-Atlantic Power Holdings LLC, Senior Notes	9.681%	7/2/26	230,000	239,200
Texas Competitive Electric Holdings Co. LLC, Senior Notes	10.250%	11/1/15	545,000	362,425
Total Electric Utilities				712,375
Gas Utilities — 0.3%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	7.375%	3/15/20	120,000	122,100
Independent Power Producers & Energy Traders — 3.2%
AES Corp., Senior Notes	9.375%	9/15/10	100,000	101,000
Colbun SA, Senior Notes	6.000%	1/21/20	100,000	104,782	(a)
Dynegy Holdings Inc., Senior Debentures	7.625%	10/15/26	180,000	111,600
Dynegy Inc., Bonds	7.670%	11/8/16	160,000	140,800
Edison Mission Energy, Senior Notes	7.750%	6/15/16	110,000	77,000
Edison Mission Energy, Senior Notes	7.200%	5/15/19	120,000	74,400
Edison Mission Energy, Senior Notes	7.625%	5/15/27	115,000	65,837
Energy Future Holdings Corp., Senior Notes	10.875%	11/1/17	330,000	245,850
Energy Future Holdings Corp., Senior Notes	11.250%	11/1/17	79,182	51,865	(e)
Mirant Americas Generation LLC, Senior Notes	9.125%	5/1/31	290,000	268,250
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	48,715	52,247
NRG Energy Inc., Senior Notes	7.250%	2/1/14	190,000	193,087
NRG Energy Inc., Senior Notes	7.375%	1/15/17	30,000	29,775
Total Independent Power Producers & Energy Traders				1,516,493
Total Utilities				2,350,968
Total Corporate Bonds & Notes (Cost — $40,949,597)				41,023,507
Collateralized Senior Loans — 1.3%
Consumer Discretionary — 0.4%
Auto Components — 0.4%
Allison Transmission Inc., Term Loan B	3.050 - 3.110%	8/7/14	214,125	195,590	(h)
Energy — 0.7%
Energy Equipment & Services — 0.5%
Turbo Beta Ltd., Term Loan	14.500%	3/15/18	252,955	219,438	(c)(h)
Oil, Gas & Consumable Fuels — 0.2%
Ashmore Energy International, Synthetic Revolving Credit Facility	3.000%	3/30/12	16,243	15,153	(h)
Ashmore Energy International, Term Loan	3.533%	3/30/14	107,867	100,631	(h)
Total Oil, Gas & Consumable Fuels				115,784
Total Energy				335,222

See Notes to Financial Statements.

12	Western Asset High Income Fund Inc. 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Western Asset High Income Fund Inc.

Security	Rate	Maturity Date	Face Amount†		Value
Utilities — 0.2%
Electric Utilities — 0.2%
Texas Competitive Electric Holdings Co. LLC, Term Loan B3	3.850 - 4.033%	10/10/14	99,489		$ 73,792	(h)
Total Collateralized Senior Loans (Cost — $664,407)					604,604
Convertible Bonds & Notes — 0.6%
Industrials — 0.6%
Marine — 0.6%
Horizon Lines Inc., Senior Notes (Cost — $287,666)	4.250%	8/15/12	330,000		273,900
Sovereign Bonds — 3.7%
Argentina — 0.8%
Republic of Argentina, Senior Bonds	7.000%	9/12/13	409,000		358,897
Republic of Argentina, GDP Linked Securities, Senior Bonds	1.330%	12/15/35	65,000	EUR	5,119	(d)
Total Argentina					364,016
Brazil — 0.6%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/12	512,000	BRL	262,014
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/17	45,000	BRL	21,323
Total Brazil					283,337
Colombia — 0.2%
Republic of Colombia, Senior Notes	7.375%	3/18/19	100,000		117,500
Indonesia — 0.4%
Republic of Indonesia, Senior Bonds	10.250%	7/15/22	539,000,000	IDR	67,361
Republic of Indonesia, Senior Bonds	11.000%	9/15/25	297,000,000	IDR	38,041
Republic of Indonesia, Senior Bonds	10.250%	7/15/27	378,000,000	IDR	45,000
Republic of Indonesia, Senior Bonds	9.750%	5/15/37	408,000,000	IDR	44,582
Total Indonesia					194,984
Turkey — 1.0%
Republic of Turkey, Senior Notes	7.000%	6/5/20	12,000		13,320
Republic of Turkey, Senior Notes	6.875%	3/17/36	417,000		432,637
Total Turkey					445,957
Venezuela — 0.7%
Bolivarian Republic of Venezuela, Global Senior Bonds	8.500%	10/8/14	12,000		9,270
Bolivarian Republic of Venezuela	5.750%	2/26/16	386,000		243,180	(a)
Bolivarian Republic of Venezuela	7.650%	4/21/25	16,000		8,680
Bolivarian Republic of Venezuela, Collective Action Securities, Global Senior Bonds	9.375%	1/13/34	53,000		33,125
Bolivarian Republic of Venezuela, Collective Action Securities, Notes	10.750%	9/19/13	28,000		24,500
Total Venezuela					318,755
Total Sovereign Bonds (Cost — $1,916,582)					1,724,549

			Shares
Common Stocks — 1.4%
Consumer Discretionary — 1.1%
Media — 1.1%
Charter Communications Inc.			10,703		377,816	*(g)
Charter Communications Inc., Class A Shares			3,836		135,411	*
SuperMedia Inc.			237		4,329	*
Total Consumer Discretionary					517,556

See Notes to Financial Statements.

Western Asset High Income Fund Inc. 2010 Semi-Annual Report	13

Western Asset High Income Fund Inc.

Security			Shares	Value
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
SemGroup Corp., Class A Shares			867	$ 22,754	*(g)
Industrials — 0.0%
Building Products — 0.0%
Nortek Inc.			229	9,624	*
Materials — 0.2%
Chemicals — 0.2%
Applied Extrusion Technologies Inc., Class B Shares			1,091	2,455	*(c)(g)
Georgia Gulf Corp.			6,273	83,682	*
Total Materials				86,137
Total Common Stocks (Cost — $877,180)				636,071

	Rate		Shares
Convertible Preferred Stocks — 0.9%
Financials — 0.9%
Diversified Financial Services — 0.9%
Bank of America Corp.	7.250%		290	263,320
Citigroup Inc.	7.500%		1,352	152,776
Total Convertible Preferred Stocks (Cost — $422,035)				416,096
Preferred Stocks — 1.9%
Financials — 1.9%
Commercial Banks — 0.3%
Santander Finance Preferred SA Unipersonal	10.500%		5,575	148,630
Diversified Financial Services — 1.6%
Citigroup Capital XII	8.500%		14,100	353,381	(d)
Preferred Plus, Trust, Series FRD-1	7.400%		3,190	70,818
Saturns, Series F 2003-5	8.125%		14,030	336,720
Total Diversified Financial Services				760,919
Total Preferred Stocks (Cost — $799,973)				909,549

		Expiration Date	Warrants
Warrants — 0.0%
Buffets Restaurant Holdings		4/28/14	169	2	*(c)(g)
Charter Communications Inc.		11/30/14	209	836	*
Nortek Inc.		12/7/14	340	3,908	*
SemGroup Corp.		11/30/14	912	5,018	*
Turbo Beta Ltd.		11/1/14	1	0	*(c)(g)
Total Warrants (Cost — $4,751)				9,764
Total Investments before Short-Term Investments (Cost — $45,922,191)				45,598,040

See Notes to Financial Statements.

14	Western Asset High Income Fund Inc. 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Western Asset High Income Fund Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Short-Term Investments — 1.2%
U.S. Government Agency — 0.1%
Federal National Mortgage Association (FNMA), Discount Notes (Cost — $23,994)	0.190%	8/19/10	24,000	$ 23,994	(i)(j)
Repurchase Agreement — 1.1%
Morgan Stanley tri-party repurchase agreement dated 6/30/10; Proceeds at maturity — $547,000; (Fully collateralized by U.S. government agency obligations, 0.500% due 10/29/10; Market value — $561,211) (Cost — $547,000)	0.020%	7/1/10	547,000	547,000
Total Short-Term Investments (Cost — $570,994)				570,994
Total Investments — 98.7% (Cost — $46,493,185#)				46,169,034
Other Assets in Excess of Liabilities — 1.3%				621,592
Total Net Assets — 100.0%				$46,790,626

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	The coupon payment on these securities is currently in default as of June 30, 2010.
(c)	Illiquid security.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Security has no maturity date. The date shown represents the next call date.
(g)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Directors (See Note 1).
(h)	Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(i)	Rate shown represents yield-to-maturity.
(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL — Brazilian Real
EUR — Euro
GDP — Gross Domestic Product
IDR — Indonesian Rupiah
OJSC — Open Joint Stock Company
RUB — Russian Ruble

See Notes to Financial Statements.

Western Asset High Income Fund Inc. 2010 Semi-Annual Report	15

Statement of assets and liabilities (unaudited)

June 30, 2010

Assets:
Investments, at value (Cost — $46,493,185)	$ 46,169,034
Interest and dividends receivable	937,458
Receivable for securities sold	196,949
Receivable from broker — variation margin on open futures contracts	4,578
Unrealized appreciation on forward currency contracts	3,228
Prepaid expenses	15,315
Total Assets	47,326,562

Liabilities:
Payable for securities purchased	295,491
Foreign currency overdraft, at value (Cost — $102,673)	101,320
Investment management fee payable	26,810
Directors’ fees payable	2,120
Accrued foreign capital gains tax	759
Unrealized depreciation on forward currency contracts	142
Due to custodian	58
Accrued expenses	109,236
Total Liabilities	535,936
Total Net Assets	$ 46,790,626

Net Assets:
Par value ($0.001 par value; 5,186,530 shares issued and outstanding; 100,000,000 shares authorized)	$ 5,187
Paid-in capital in excess of par value	57,669,533
Undistributed net investment income	669,694
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(11,221,245)
Net unrealized depreciation on investments, futures contracts and foreign currencies	(332,543)	†
Total Net Assets	$ 46,790,626

Shares Outstanding	5,186,530

Net Asset Value	$9.02

†  Net of accrued foreign capital gains tax of $759.

See Notes to Financial Statements.

16	Western Asset High Income Fund Inc. 2010 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2010

Investment Income:
Interest	$ 2,310,939
Dividends	59,367
Less: Foreign taxes withheld	(1,752)
Total Investment Income	2,368,554

Expenses:
Investment management fee (Note 2)	164,638
Audit and tax	34,265
Shareholder reports	26,347
Transfer agent fees	16,995
Legal fees	15,146
Stock exchange listing fees	10,443
Directors’ fees	5,638
Custody fees	3,208
Insurance	885
Miscellaneous expenses	3,737
Total Expenses	281,302
Less: Compensating balance arrangements (Note 1)	(187)
Net Expenses	281,115
Net Investment Income	2,087,439

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions	596,615
Futures contracts	12,141
Foreign currency transactions	16,857
Net Realized Gain	625,613
Change in Net Unrealized Appreciation/Depreciation From:
Investments	(652,674)	†
Futures contracts	(11,834)
Foreign currencies	2,674
Change in Net Unrealized Appreciation/Depreciation	(661,834)
Net Loss on Investments, Futures Contracts and Foreign Currency Transactions	(36,221)
Increase in Net Assets from Operations	$ 2,051,218

†  Net of change of $759 in accrued foreign capital gains tax.

See Notes to Financial Statements.

Western Asset High Income Fund Inc. 2010 Semi-Annual Report	17

Statements of changes in net assets

For the Six Months Ended June 30, 2010 (unaudited) and the Year Ended December 31, 2009	2010	2009

Operations:
Net investment income	$ 2,087,439	$ 4,663,916
Net realized gain (loss)	625,613	(6,953,805)
Change in net unrealized appreciation/depreciation	(661,834)	20,557,415
Increase in Net Assets From Operations	2,051,218	18,267,526

Distributions to Shareholders From (Note 1):
Net investment income	(2,329,836)	(4,512,951)
Decrease in Net Assets From Distributions to Shareholders	(2,329,836)	(4,512,951)

Fund Share Transactions:
Reinvestment of distributions (15,431 and 26,504 shares reissued, respectively)	142,664	204,982
Increase in Net Assets From Fund Share Transactions	142,664	204,982
Increase (Decrease) in Net Assets	(135,954)	13,959,557

Net Assets:
Beginning of period	46,926,580	32,967,023
End of period*	$46,790,626	$46,926,580
* Includes undistributed net investment income of:	$669,694	$912,091

See Notes to Financial Statements.

18	Western Asset High Income Fund Inc. 2010 Semi-Annual Report

Financial highlights

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

	2010[1]	2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.07	$6.41	$10.19	$10.88	$10.50	$10.72

Income (loss) from operations:
Net investment income	0.40	0.90	0.86	0.79	0.72	0.70
Net realized and unrealized gain (loss)	(0.00) [2]	2.64	(3.81)	(0.74)	0.35	(0.21)
Total income (loss) from operations	0.40	3.54	(2.95)	0.05	1.07	0.49

Less distributions from:
Net investment income	(0.45)	(0.88)	(0.83)	(0.74)	(0.69)	(0.71)
Total distributions	(0.45)	(0.88)	(0.83)	(0.74)	(0.69)	(0.71)

Net asset value, end of period	$9.02	$9.07	$6.41	$10.19	$10.88	$10.50

Market price, end of period	$9.88	$9.23	$5.96	$8.99	$9.86	$8.99
Total return, based on NAV [3,4]	4.45%	58.66%	(30.63)%	0.37%	10.57%[5]	4.80%
Total return, based on Market Price [4]	12.36%	73.50%	(26.23)%	(1.64)%	17.97%	(5.29)%

Net assets, end of period (000s)	$46,791	$46,927	$32,967	$52,400	$55,920	$53,968

Ratios to average net assets:
Gross expenses	1.20%[6]	1.31%	1.22%	1.09%	1.21%	1.30%
Net expenses[7]	1.20 [6]	1.31	1.22	1.09	1.21 [8]	1.30
Net investment income	8.88 [6]	11.76	9.61	7.40	6.81	6.66

Portfolio turnover rate	49%	78%	46%	78%	89%	46%

1	For the six months ended June 30, 2010 (unaudited).
2	Amount represents less than $0.01 per share.
3

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

4

The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

5	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.
6	Annualized.
7	The impact of compensating balance arrangements, if any, was less than 0.01%.
8	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset High Income Fund Inc. 2010 Semi-Annual Report	19

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maintain a high level of current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities issued by U.S. and foreign corporations and foreign governments. As a secondary objective, the Fund seeks capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

20	Western Asset High Income Fund Inc. 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Corporate bonds & notes	—	$41,023,507	$ 0	*	$41,023,507
Collateralized senior loans	—	604,604	—		604,604
Convertible bonds & notes	—	273,900	—		273,900
Sovereign bonds	—	1,724,549	—		1,724,549
Common stocks:
Consumer discretionary	$ 139,740	377,816	—		517,556
Energy	—	—	22,754		22,754
Materials	83,682	—	2,455		86,137
Other common stocks	9,624	—	—		9,624
Convertible preferred stocks	416,096	—	—		416,096
Preferred stocks	556,168	353,381	—		909,549
Warrants	836	8,926	2		9,764
Total long-term investments	$1,206,146	$44,366,683	$25,211		$45,598,040
Short-term investments†	—	570,994	—		570,994
Total investments	$1,206,146	$44,937,677	$25,211		$46,169,034
Other financial instruments:
Futures contracts	(11,834)	—	—		(11,834)
Forward foreign currency contracts	—	3,086	—		3,086
Total other financial instruments	$ (11,834)	$ 3,086	—		$ (8,748)
Total	$1,194,312	$44,940,763	$25,211		$46,160,286

*    Value is less than $1.

†    See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

			Common Stocks
Investments In Securities	Corporate Bonds & Notes	Asset- Backed Securities	Consumer Discretionary	Energy	Materials	Escrowed Shares		Preferred Stocks	Warrants	Total
Balance as of December 31, 2009	$ 273,880	$ 0 *	$ 0 *	$20,804	$2,455	$ 0	*	$ 0 *	$ 4,333	$301,472
Accrued premiums/discounts	27,201	—	—	—	—	—		—	—	27,201
Realized gain/ (loss)[1]	(10,295)	(493,850)	(22,000)	—	—	—		(4,880)	—	(531,025)
Change in unrealized appreciation (depreciation)[2]	34,703	493,850	22,000	1,950	—	(0	)*	4,880	4,595	561,978
Net purchases (sales)	(325,489)	—	—	—	—	—		—	—	(325,489)
Transfers into Level 3	—	—	—	—	—	—		—	—	—
Transfers out of Level 3	—	—	—	—	—	—		—	(8,926)	(8,926)
Balance as of June 30, 2010	$ 0 *	—	—	$22,754	$2,455	—		—	$ 2	$ 25,211
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2010[2]	—	—	—	$ 1,950	—	—		—	$ 2	$ 1,952

*    Value is less than $1.

1    This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

2    This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Western Asset High Income Fund Inc. 2010 Semi-Annual Report	21

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Forward foreign currency contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Futures contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

22	Western Asset High Income Fund Inc. 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(f) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(i) Distributions to shareholders. Distributions from net investment income for the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. The amount is shown as a reduction of expenses in the Statement of Operations.

Western Asset High Income Fund Inc. 2010 Semi-Annual Report	23

(k) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2010, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of Indonesian securities held by the Fund are subject to capital gains tax in that country. As of June 30, 2010, there were $759 of capital gains tax liabilities accrued on unrealized gains.

(l) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) and Western Asset Management Company Limited in London (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Singapore and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.70% of the Fund’s average weekly net assets.

LMPFA has delegated to Western Asset the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund. Western Singapore and Western Asset Limited provide certain advisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated securities. Western Singapore and Western Asset Limited do not receive any compensation from the Fund. Western Asset pays Western Singapore and Western Asset Limited a subadvisory fee of 0.30% on the assets managed by each subadviser.

All officers and one Director of the Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

3. Investments

During the six months ended June 30, 2010, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$22,734,673
Sales	23,150,126

At June 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$ 2,508,611
Gross unrealized depreciation	(2,832,762)
Net unrealized depreciation	$ (324,151)

24	Western Asset High Income Fund Inc. 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

At June 30, 2010, the Fund had the following open forward foreign currency contracts:

Foreign Currency		Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Gain/(Loss)
Contracts to Sell:
Euro		Citibank, N.A.	92,435	$113,061	8/17/10	$3,228
Euro		Citibank, N.A.	100,000	122,313	8/17/10	(142)
Net unrealized gain on open forward foreign currency contracts						$3,086

At June 30, 2010, the Fund had the following open futures contracts:

	Counterparty	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain/(Loss)
Contracts to Buy:
U.S. Treasury Bonds	Credit Suisse (USA) LLC	4	9/10	$ 529,552	$ 543,250	$ 13,698
Contracts to Sell:
U.S. Treasury 5-Year Notes	Credit Suisse (USA) LLC	17	9/10	1,986,445	2,011,977	(25,532)
Net unrealized loss on open futures contracts						$(11,834)

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2010.

ASSET DERIVATIVES1

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Total
Forward foreign currency contracts	—	$3,228	$ 3,228
Futures contracts[2]	$13,698	—	13,698
Total	$13,698	$3,228	$16,926

LIABILITY DERIVATIVES[1]

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Total
Forward foreign currency contracts	—	$(142)	$ (142)
Futures contracts[2]	$(25,532)	—	(25,532)
Total	$(25,532)	$(142)	$(25,674)

1

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation(depreciation) and for liability derivatives is payables/net unrealized appreciation(depreciation).

2

Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only current day’s variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2010. The first table provides additional detail about the amounts and sources of gains/(losses) realized on derivatives during the period. The second table provides additional information about the changes in unrealized appreciation/(depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Total
Forward foreign currency contracts	—	$14,541	$ 14,541
Futures contracts	$12,141	—	12,141
Total	$12,141	$14,541	$ 26,682

Western Asset High Income Fund Inc. 2010 Semi-Annual Report	25

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVES RECOGNIZED

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Total
Forward foreign currency contracts	—	$3,086	$ 3,086
Futures contracts	$(11,834)	—	(11,834)
Total	$(11,834)	$3,086	$ (8,748)

During the six months ended June 30, 2010, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to sell)	$ 121,619
Futures contracts (to buy)	360,964
Futures contracts (to sell)	1,412,613

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

5. Distributions subsequent to June 30, 2010

On May 17, 2010, the Fund’s Board declared distributions in the amount of $0.0750 per share, payable on July 30, 2010 and August 27, 2010 to shareholders of record on July 23, 2010 and August 20, 2010, respectively.

On August 16, 2010, the Fund’s Board declared distributions in the amount of $0.0750 per share, payable on September 24, 2010, October 29, 2010 and November 26, 2010 to shareholders of record on September 17, 2010, October 22, 2010 and November 19, 2010, respectively.

6. Capital loss carryforward

As of December 31, 2009, the Fund had a net capital loss carryforward of approximately $10,644,023, of which $1,248,443 expires in 2010, $2,400,268 expires in 2016 and $6,995,312 expires in 2017. These amounts will be available to offset any future taxable capital gains.

26	Western Asset High Income Fund Inc.

Additional shareholder information (unaudited)

Result of annual meeting of shareholders

The Annual Meeting of Shareholders of Western Asset High Income Fund Inc. was held on April 30, 2010, for the purpose of considering and voting upon the election of Directors. The following table provides information concerning the matter voted upon at the meeting:

Election of directors

Nominees	Common Shares Votes For	Common Shares Votes Withheld
Daniel P. Cronin	4,373,802	181,608
William R. Hutchinson	4,372,402	183,008
Jeswald W. Salacuse	4,365,961	189,449

At June 30, 2010, in addition to Daniel P. Cronin, William R. Hutchinson and Jeswald W. Salacuse, the other Directors of the Fund were as follows:

Carol L. Colman
Paolo M. Cucchi
Leslie H. Gelb
Riordan Roett
R. Jay Gerken, CFA

Western Asset High Income Fund Inc.	27

Dividend reinvestment plan (unaudited)

Pursuant to certain rules of the SEC the following additional disclosure is provided.

Pursuant to the Fund’s Dividend Reinvestment and Cash Purchase Plan (“Plan”) shareholders whose shares of Common Stock are registered in their own names will be deemed to have elected to have all distributions automatically reinvested by American Stock Transfer & Trust Company (“Plan Agent”) in Fund shares pursuant to the Plan, unless such shareholders elect to receive distributions in cash. Shareholders who elect to receive distributions in cash will receive all distributions in cash paid by check in dollars mailed directly to the shareholder by American Stock Transfer & Trust Company, as dividend paying agent. Shareholders who do not wish to have distributions automatically reinvested should notify the Plan Agent. In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholders as representing the total amount registered in such shareholders’ names and held for the account of beneficial owners that have not elected to receive distributions in cash. Investors that own shares registered in the name of a bank, broker or other nominee should consult with such nominee as to participation in the Plan through such nominee, and may be required to have their shares registered in their own names in order to participate in the Plan.

The Plan Agent serves as agent for the shareholders in administering the Plan. If the Directors of the Fund declare a distribution payable either in the Fund’s Common Stock or in cash, nonparticipants in the Plan will receive cash and participants in the Plan will receive Common Stock, to be issued by the Fund or purchased by the Plan Agent in the open market, as provided below. If the market price per share on the valuation date equals or exceeds net asset value per share on that date, the Fund will issue new shares to participants at net asset value; provided, however, if the net asset value is less than 95% of the market price on the valuation date, then such shares will be issued at 95% of the market price. The valuation date will be the distribution payment date or, if that date is not a NYSE trading day, the next preceding trading day. If net asset value exceeds the market price of Fund shares at such time, or if the Fund should declare a distribution payable only in cash, the Plan Agent will, as agent for the participants, buy Fund shares in the open market, on the NYSE or elsewhere, for the participants’ accounts on, or shortly after, the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of a Fund share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund’s shares, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full distribution amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market purchases and will receive the uninvested portion of the distribution amount in newly issued shares at the close of business on the last purchase date.

Participants have the option of making additional cash payments to the Plan Agent, monthly, in a minimum amount of $250, for investment in the Fund’s Common Stock. The Plan Agent will use all such funds received from participants to purchase Fund shares in the open market on or about the first business day of each month. Any voluntary cash payments received more than 30 days prior to these dates will be returned by the Plan Agent, and interest will not be paid on any uninvested cash payments. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Agent, it is suggested that participants send in voluntary cash payments to be received by the Plan Agent approximately ten days before an applicable purchase date specified above. A participant may withdraw a voluntary cash payment by written notice if the notice is received by the Plan Agent not less than 48 hours before such payment is to be invested.

28	Western Asset High Income Fund Inc.

Dividend reinvestment plan (unaudited) (cont’d)

The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder’s proxy will include those shares purchased pursuant to the Plan.

There is no charge to participants for reinvesting distributions or voluntary cash payments. The Plan Agent’s fees for the reinvestment of distributions and voluntary cash payments will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of distributions and voluntary cash payments made by the participant or any distributions payable only in cash. Brokerage charges for purchasing small amounts of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions, because the Plan Agent will be purchasing stock for all participants in blocks and prorating the lower commission thus attainable.

The reinvestment of distributions under the Plan will not relieve participants of any income tax which may be payable on such distributions.

Participants may terminate their accounts under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if notice is received by the Plan Agent not less than ten days prior to any distribution record date. Upon termination, the Plan Agent will send the participant a certificate for the full shares held in the account and a cash adjustment for any fractional shares to be delivered to each shareholder without charge.

Experience under the Plan may indicate that changes in the Plan are desirable. Accordingly, the Fund and the Plan Agent reserve the right to terminate the Plan as applied to any voluntary cash payments made and any distribution paid subsequent to notice of the termination sent to members of the Plan at least 30 days before the record date for such distribution. The Plan also may be amended by the Fund or the Plan Agent, but (except when necessary or appropriate to comply with applicable law, rules or policies of a regulatory authority) only by at least 30 days’ written notice to participants in the Plan. All correspondence concerning the Plan should be directed to the Plan Agent at 59 Maiden Lane, New York, New York 10038.

Western Asset

High Income Fund Inc.

Directors

Carol L. Colman

Daniel P. Cronin

Paolo M. Cucchi

Leslie H. Gelb

R. Jay Gerken, CFA
Chairman

William R. Hutchinson

Riordan Roett

Jeswald W. Salacuse

Officers

R. Jay Gerken, CFA
President and
Chief Executive Officer

Kaprel Ozsolak
Chief Financial Officer

Ted P. Becker
Chief Compliance Officer

John Chiota
Identity Theft Protection Officer

Robert I. Frenkel
Secretary and
Chief Legal Officer

Thomas C. Mandia
Assistant Secretary

Steven Frank
Treasurer

Jeanne M. Kelly
Senior Vice President

Western Asset High Income Fund Inc.

55 Water Street
New York, NY 10041

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Custodian

State Street Bank and Trust Company
1 Lincoln Street
Boston, MA 02111

Transfer agent

American Stock Transfer & Trust
Company
59 Maiden Lane
New York, NY 10038

Independent registered public accounting firm

KPMG LLP
345 Park Avenue
New York, NY 10154

Legal counsel

Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10017

New York Stock Exchange Symbol

HIF

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•  Information we receive from you on applications and forms, via the telephone, and through our websites;

•  Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•  Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset High Income Fund Inc.

Western Asset High Income Fund Inc.
55 Water Street
New York, NY 10041

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time, the Fund may purchase at market prices shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-888-777-0102.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) on the Fund’s website at www.leggmason.com/cef and (3) on the SEC’s website at www.sec.gov.

This report is transmitted to the shareholders of the Western Asset High Income Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

American Stock
Transfer & Trust Company
59 Maiden Lane
New York, NY 10038

WASX010084 8/10 SR10-1154

ITEM 2.                  CODE OF ETHICS.

Not applicable.

ITEM 3.                  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.                  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.                  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                  SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.                  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.                SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.                CONTROLS AND PROCEDURES.

(a)        The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)        There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.                EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset High Income Fund Inc.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Western Asset High Income Fund Inc.

Date:	August 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Western Asset High Income Fund Inc.

Date:	August 31, 2010

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Western Asset High Income Fund Inc.

Date:	August 31, 2010